Investment Company Administration Corporation
                                               4455 E. Camelback Rd., Suite 261E
                                                          Phoenix, Arizona 85018
                                                                  (602) 952-1100







May 1, 1998


Securities and Exchange Commission
Attn: Filing Desk, Stop 1-4
450 Fifth Street, N.W.
Washington, DC 20549

                                       Re:      Advisors Series Trust
                                                File No. 333-17391 and 811-07959

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the "1933 Act"), Advisors Series Trust, (the "Trust") hereby certifies that:

     (1) the forms of prospectus and statement of additional information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 23 to the Trust's Registration Statement on Form N-1A, constituting the most recent amendment to the Trust's Registration Statement on Form N-1A; and

     (2)  the  text  of   Post-Effective   Amendment   No.  23  to  the  Trust's
          Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on April 30, 1998.


Sincerely yours,

/s/Robert H. Wadsworth

Robert H. Wadsworth




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